CONSOLIDATED BALANCE SHEETS 2 (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Designated	9,476,000	9,480,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	7,058,198	4,111,047
Common Stock, Shares, Outstanding	7,056,874	4,109,723
Treasury Stock, Common, Shares	1,324	1,324
Convertible Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 10	$ 10
Temporary Equity, Shares Authorized	500,000	500,000
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 1,000
Preferred Stock, Shares Authorized	15,000	15,000
Preferred stock, conversion price per share	$ 7	$ 7
Preferred Stock, Shares Issued	0	851
Preferred Stock, Shares Outstanding	0	851
Convertible Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 1,000
Preferred Stock, Shares Authorized	5,000	5,000
Preferred stock, conversion price per share	$ 5.50	$ 5.50
Preferred Stock, Shares Issued	0	2,500
Preferred Stock, Shares Outstanding	0	2,500
Convertible Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	4,000	4,000
Preferred stock, conversion price per share	$ 3	$ 3
Preferred Stock, Shares Issued	999	0
Preferred Stock, Shares Outstanding	999	0